UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET HIGH YIELD FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.1%
COMMUNICATION SERVICES - 15.5%
Diversified Telecommunication Services - 2.7%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	330,000	$343,596
CenturyLink Inc., Senior Notes	5.625%	4/1/25	260,000	248,550
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,070,000	1,094,075	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	850,000	779,875
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	889,313	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	770,000	756,525
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,403,187	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	560,000	574,000	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,010,000	661,550	(a)(b)

Total Diversified Telecommunication Services				6,750,671

Entertainment - 0.5%
Netflix Inc., Senior Notes	5.875%	2/15/25	257,000	273,063
Netflix Inc., Senior Notes	6.375%	5/15/29	980,000	1,043,396	(a)

Total Entertainment				1,316,459

Interactive Media & Services - 0.3%
Match Group Inc., Senior Notes	6.375%	6/1/24	350,000	370,562
Match Group Inc., Senior Notes	5.000%	12/15/27	390,000	387,672	(a)

Total Interactive Media & Services				758,234

Media - 7.3%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,970,000	3,905,487	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	1,350,000	1,346,625	(a)
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	440,000	396,550
American Media LLC, Secured Notes	10.500%	12/31/26	800,000	798,000	(a)
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	580,000	594,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/23	1,140,000	1,162,914	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	190,000	196,116	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,320,000	1,302,404	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	360,000	347,175	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	430,000	$463,114
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,880,000	2,436,336
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,080,000	1,804,400
EW Scripps Co., Senior Notes	5.125%	5/15/25	430,000	414,950	(a)
Meredith Corp., Senior Notes	6.875%	2/1/26	630,000	653,814	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	440,000	493,304
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	610,000	535,275	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	570,000	587,100	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	300,000	305,625	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	670,000	668,325	(a)

Total Media				18,412,014

Wireless Telecommunication Services - 4.7%
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	504,000	585,900	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,940,000	2,033,382	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,925,000	3,179,109
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	715,000	836,407
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	137,638
Sprint Corp., Senior Notes	7.875%	9/15/23	1,890,000	2,027,516
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	441,000
Sprint Corp., Senior Notes	7.625%	3/1/26	610,000	634,400
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	1,450,000	1,553,313
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	400,000	389,960

Total Wireless Telecommunication Services				11,818,625

TOTAL COMMUNICATION SERVICES				39,056,003

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.9%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	240,000	246,300
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	149,000	149,201
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	901,000	893,116

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Auto Components - (continued)
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	360,000	$321,232	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	650,000	641,875	(a)

Total Auto Components				2,251,724

Diversified Consumer Services - 1.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	630,000	645,750	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	410,000	417,688	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,220,000	1,289,540	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	390,000	399,750
Service Corp. International, Senior Notes	7.500%	4/1/27	387,000	429,570
Service Corp. International, Senior Notes	4.625%	12/15/27	520,000	515,450
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,242,000	1,156,612	(a)

Total Diversified Consumer Services				4,854,360

Hotels, Restaurants & Leisure - 5.6%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	300,000	291,188	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	380,000	382,375	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	250,000	244,063	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	270,000	290,250	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	350,000	338,625	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,245,000	1,279,237
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	600,000	619,500	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	50,000	49,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,220,000	1,218,475
International Game Technology PLC, Senior Secured Notes	6.250%	2/15/22	720,000	756,000	(a)
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	400,000	427,500	(a)
MGM Resorts International, Senior Notes	7.750%	3/15/22	400,000	440,000
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,264,000	1,288,863	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	320,000	325,758
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	1,890,000	1,993,950
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	590,000	573,037	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	792,000	$861,894	(a)
Speedway Motorsports Inc., Senior Notes	5.125%	2/1/23	540,000	542,700
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	280,000	277,200	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	820,000	792,325	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,130,000	1,104,575	(a)

Total Hotels, Restaurants & Leisure				14,097,390

Household Durables - 1.9%
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,090,000	1,016,425
Lennar Corp., Senior Notes	4.500%	4/30/24	310,000	308,450
Lennar Corp., Senior Notes	5.875%	11/15/24	460,000	484,725
Lennar Corp., Senior Notes	4.750%	11/29/27	1,180,000	1,150,500
TopBuild Corp., Senior Notes	5.625%	5/1/26	940,000	907,100	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	60,000	60,300
William Lyon Homes Inc., Senior Notes	6.000%	9/1/23	400,000	374,000
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	430,000	389,150

Total Household Durables				4,690,650

Specialty Retail - 1.8%
Hertz Corp., Senior Notes	5.875%	10/15/20	950,000	950,000
L Brands Inc., Senior Notes	5.250%	2/1/28	1,530,000	1,325,362
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	780,000	768,300	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	780,000	767,325
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	870,000	876,525	(a)

Total Specialty Retail				4,687,512

Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	200,000	200,780	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,110,000	1,098,900	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,600,000	1,640,000
William Carter Co., Senior Notes	5.625%	3/15/27	400,000	400,000	(a)(c)

Total Textiles, Apparel & Luxury Goods				3,339,680

TOTAL CONSUMER DISCRETIONARY				33,921,316

CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	640,000	634,400	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.9%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,280,000	$1,288,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	906,200	(a)

Total Food Products				2,194,200

Household Products - 0.6%
Central Garden & Pet Co., Senior Notes	5.125%	2/1/28	660,000	613,800
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	330,000	326,700
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	560,000	550,900

Total Household Products				1,491,400

Tobacco - 0.3%
Altria Group Inc., Senior Notes	5.950%	2/14/49	430,000	431,023
Pyxus International Inc., Secured Notes	9.875%	7/15/21	70,000	62,825
Pyxus International Inc., Senior Secured Notes	8.500%	4/15/21	320,000	324,800	(a)

Total Tobacco				818,648

TOTAL CONSUMER STAPLES				5,138,648

ENERGY - 14.2%
Energy Equipment & Services - 1.2%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	950,000	760,000	(a)
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	780,000	770,250	(a)
Pride International LLC, Senior Notes	7.875%	8/15/40	280,000	228,200
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	425,250	434,287	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	347,000	367,386	(a)
Transocean Inc., Senior Notes	7.250%	11/1/25	100,000	96,000	(a)
Transocean Inc., Senior Notes	7.500%	1/15/26	170,000	164,900	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	400,000	304,000

Total Energy Equipment & Services				3,125,023

Oil, Gas & Consumable Fuels - 13.0%
Berry Petroleum Co. Escrow	—	—	1,520,000	0	*(d)(e)(f)
Berry Petroleum Co. Escrow	—	—	1,580,000	0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer
Finance Corp., Senior Notes	6.125%	11/15/22	1,250,000	1,273,437	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	650,000	666,250	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	760,000	798,000
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	940,000	1,003,459
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	150,000	150,375
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	1,710,000	1,701,450

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	1,160,000	$1,084,600	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	840,000	861,000	(a)
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	290,000	294,713
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	310,000	315,038	(a)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	860,000	892,250
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	450,000	473,063	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	490,000	524,300	(a)
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	140,000	144,074
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	130,000	135,859
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	710,000	639,000	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	1,310,000	1,093,850	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	370,000	371,846
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	430,000	402,054
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.500%	10/1/25	250,000	240,625
Magnum Hunter Resources Corp. Escrow	—	—	2,560,000	0	*(d)(e)(f)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	150,000	147,938	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	480,000	439,800	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,250,000	1,150,000	(a)
Murphy Oil USA Inc., Senior Notes	5.625%	5/1/27	500,000	506,250
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,340,000	1,388,575
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	380,000	385,700	(a)
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	450,000	454,359	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	580,000	695,275	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash + 1.000% PIK)	9.500%	5/15/23	1,372,925	1,414,113	(g)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,081,000	1,076,946
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	720,000	687,600	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	820,000	902,820
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	149,903
Range Resources Corp., Senior Notes	5.000%	3/15/23	680,000	659,600
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	646,950	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	880,000	948,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
SemGroup Corp./Rose Rock Finance Corp., Senior Notes	5.625%	11/15/23	940,000		$883,600
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,070,000		1,025,862	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	490,000		485,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	960,000		1,003,200	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	130,000		137,800	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	180,000		192,038	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	640,000		646,400	(a)
TransMontaigne Partners LP/TLP Finance Corp., Senior Notes	6.125%	2/15/26	230,000		213,325
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	264,600		268,569	(a)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	600,000		591,000
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		398,228
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	300,000		404,029
WPX Energy Inc., Senior Notes	6.000%	1/15/22	170,000		176,375
WPX Energy Inc., Senior Notes	8.250%	8/1/23	770,000		867,212
WPX Energy Inc., Senior Notes	5.750%	6/1/26	700,000		707,000

Total Oil, Gas & Consumable Fuels					32,719,010

TOTAL ENERGY					35,844,033

FINANCIALS - 8.1%
Banks - 2.2%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000		345,546	(h)(i)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	520,000	EUR	648,409	(h)(i)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	340,000		358,625	(a)(h)(i)
CIT Group Inc., Senior Notes	5.250%	3/7/25	140,000		147,000
CIT Group Inc., Subordinated Notes	6.125%	3/9/28	200,000		217,500
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	500,000		558,765	(a)(h)(i)
Danske Bank, Senior Notes	5.375%	1/12/24	290,000		299,162	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	740,000	$729,159	(h)(i)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	690,000	639,901	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	200,000	187,400	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	1,030,000	1,048,025	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	450,000	489,882

Total Banks				5,669,374

Capital Markets - 0.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	200,000	200,295	(a)(h)(i)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year Swap Rate + 4.600%)	7.500%	7/17/23	210,000	215,688	(a)(h)(i)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	540,000	539,325
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year Swap Rate + 4.344%)	7.000%	1/31/24	570,000	575,415	(a)(h)(i)

Total Capital Markets				1,530,723

Consumer Finance - 1.8%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	430,000	533,200
Ally Financial Inc., Subordinated Notes	5.750%	11/20/25	750,000	797,812
FirstCash Inc., Senior Notes	5.375%	6/1/24	640,000	651,392	(a)
Navient Corp., Senior Notes	6.625%	7/26/21	550,000	569,938
Navient Corp., Senior Notes	5.875%	10/25/24	770,000	742,087
Navient Corp., Senior Notes	6.750%	6/25/25	1,000,000	981,250
Navient Corp., Senior Notes	6.750%	6/15/26	250,000	240,625

Total Consumer Finance				4,516,304

Diversified Financial Services - 2.4%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	1,190,000	559,300	(a)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	810,000	803,925	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,040,000	1,062,100	(a)
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	690,000	643,425	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	300,000	307,863	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	260,000	258,700	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,800,000	$1,865,250	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	442,000	469,625	(a)

Total Diversified Financial Services				5,970,188

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	650,000	642,688	(a)

Thrifts & Mortgage Finance - 0.8%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	790,000	783,680	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	1,260,000	1,152,900	(a)
Radian Group Inc., Senior Notes	4.500%	10/1/24	190,000	185,725

Total Thrifts & Mortgage Finance				2,122,305

TOTAL FINANCIALS				20,451,582

HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 0.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	300,000	305,250	(a)

Health Care Providers & Services - 5.5%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	270,000	231,525	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	662,000	691,790	(e)(i)(j)
BioScrip Inc., Senior Notes	8.875%	2/15/21	590,000	581,150
Centene Corp., Senior Notes	5.375%	6/1/26	960,000	998,400	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	920,000	907,884	(a)(c)
DaVita Inc., Senior Notes	5.000%	5/1/25	710,000	687,813
HCA Inc., Senior Notes	7.690%	6/15/25	1,035,000	1,185,116
HCA Inc., Senior Notes	5.625%	9/1/28	3,071,000	3,182,324
HCA Inc., Senior Notes	7.500%	11/6/33	250,000	286,250
HCA Inc., Senior Notes	7.500%	11/15/95	100,000	101,000
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	364,133
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Senior Notes	6.375%	8/1/23	530,000	535,300	(a)
NVA Holdings Inc., Senior Notes	6.875%	4/1/26	920,000	892,400	(a)
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	780,000	835,575	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	1,770,000	1,820,887
Tenet Healthcare Corp., Senior Secured Notes	4.625%	7/15/24	400,000	400,500

Total Health Care Providers & Services				13,702,047

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 3.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	560,000	$604,800	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,340,000	1,395,275	(a)(c)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	440,000	424,600	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,050,000	1,128,750	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	1,040,000	1,098,500	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	450,000	455,625	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Notes	6.000%	2/1/25	610,000	472,750	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	290,000	279,760	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	290,000	240,519	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	500,000	510,650	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	500,000	475,398
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	840,000	761,057

Total Pharmaceuticals				7,847,684

TOTAL HEALTH CARE				21,854,981

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.7%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	310,000	313,875	(a)
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	530,000	541,262	(a)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	860,000	881,500	(a)

Total Aerospace & Defense				1,736,637

Air Freight & Logistics - 1.0%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	710,000	628,350
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	835,000	852,744	(a)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	910,000	911,137	(a)

Total Air Freight & Logistics				2,392,231

Airlines - 0.3%
Continental Airlines Pass-Through Trust, 2000-1 B	8.388%	11/1/20	133	145
United Airlines Pass-Through Trust, 2013-1 B	5.375%	8/15/21	29,348	30,067
United Airlines Pass-Through Trust, 2014-1 B	4.750%	4/11/22	645,666	652,284

Total Airlines				682,496

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.6%
Standard Industries Inc., Senior Notes	6.000%	10/15/25	260,000	$272,675	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,330,000	1,246,875	(a)

Total Building Products				1,519,550

Commercial Services & Supplies - 2.0%
ADT Security Corp., Senior Secured Notes	6.250%	10/15/21	20,000	21,150
ADT Security Corp., Senior Secured Notes	4.125%	6/15/23	640,000	629,600
Brink’s Co., Senior Notes	4.625%	10/15/27	670,000	639,850	(a)
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	720,000	720,900
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	110,000	104,156	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	100,000	24,500
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	70,000	71,750
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	190,000	185,250
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	870,000	910,238
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	600,000	601,500
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	860,000	822,375
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	440,000	429,000	(a)

Total Commercial Services & Supplies				5,160,269

Machinery - 1.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	570,000	575,700	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	420,000	404,250	(a)
CFX Escrow Corp., Senior Notes	6.000%	2/15/24	130,000	134,388	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	630,000	617,400	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	250,000	236,250
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	849,000	838,387

Total Machinery				2,806,375

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,150,000	839,500	(a)

Road & Rail - 0.2%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	550,000	467,500	(a)

Trading Companies & Distributors - 0.4%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	400,000	371,000	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	760,000	710,363	(a)

Total Trading Companies & Distributors				1,081,363

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	590,000	$553,125	(a)

TOTAL INDUSTRIALS				17,239,046

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	430,000	386,054	(a)

IT Services - 1.2%
Alliance Data Systems Corp., Senior Notes	5.375%	8/1/22	1,050,000	1,069,688	(a)
First Data Corp., Secured Notes	5.750%	1/15/24	250,000	258,300	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,040,000	1,067,960	(a)
Vantiv LLC/Vantiv Issuer Corp., Senior Notes	4.375%	11/15/25	605,000	586,094	(a)

Total IT Services				2,982,042

Semiconductors & Semiconductor Equipment - 0.3%
Qorvo Inc., Senior Notes	5.500%	7/15/26	670,000	683,400	(a)

Software - 0.9%
ACI Worldwide Inc., Senior Notes	5.750%	8/15/26	150,000	154,875	(a)
CDK Global Inc., Senior Notes	5.875%	6/15/26	1,080,000	1,115,100
CDK Global Inc., Senior Notes	4.875%	6/1/27	250,000	246,928
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	680,000	700,726	(a)

Total Software				2,217,629

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	360,000	367,356	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	570,000	604,895	(a)

Total Technology Hardware, Storage & Peripherals				972,251

TOTAL INFORMATION TECHNOLOGY				7,241,376

MATERIALS - 9.3%
Chemicals - 1.1%
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	570,000	547,200	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	630,000	614,250
Valvoline Inc., Senior Notes	5.500%	7/15/24	910,000	915,688
Valvoline Inc., Senior Notes	4.375%	8/15/25	800,000	760,000

Total Chemicals				2,837,138

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 0.7%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	310,000	$296,825	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	6.500%	3/15/27	850,000	850,000	(a)(c)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	640,000	633,600

Total Construction Materials				1,780,425

Containers & Packaging - 2.4%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	723,892	684,078	(a)(g)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000	1,366,200	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	300,000	303,000	(a)
Berry Global Inc., Secured Notes	4.500%	2/15/26	460,000	436,425	(a)
Flex Acquisition Co. Inc., Senior Notes	7.875%	7/15/26	920,000	883,200	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	700,000	714,966	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,285,000	1,281,787
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Senior Secured Notes	5.125%	7/15/23	480,000	480,600	(a)

Total Containers & Packaging				6,150,256

Metals & Mining - 4.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	410,000	435,113	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,230,000	1,322,250	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	810,000	831,262	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	210,000	199,763	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,800,000	1,748,250	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	850,000	842,562
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	60,000	63,600
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	80,000	79,400
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,650,000	2,338,625
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	1,760,000	1,834,800	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,132,733	4,248	*(a)(k)
Murray Energy Corp., Secured Notes (9.000% Cash + 3.000% PIK)	12.000%	4/15/24	242,120	107,743	(a)(g)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	340,000	314,500	(a)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	340,000	346,443
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	230,000	236,279
Teck Resources Ltd., Senior Notes	5.200%	3/1/42	860,000	812,528

Total Metals & Mining				11,517,366

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.5%
Mercer International Inc., Senior Notes	6.500%	2/1/24	710,000	$727,750
Mercer International Inc., Senior Notes	5.500%	1/15/26	580,000	556,800

Total Paper & Forest Products				1,284,550

TOTAL MATERIALS				23,569,735

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.2%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	440,000	437,800
CoreCivic Inc., Senior Notes	4.625%	5/1/23	140,000	135,100
CoreCivic Inc., Senior Notes	4.750%	10/15/27	800,000	699,000
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	600,000	604,500
GEO Group Inc., Senior Notes	5.125%	4/1/23	1,230,000	1,173,112
GEO Group Inc., Senior Notes	6.000%	4/15/26	300,000	279,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	850,000	880,812
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	9/1/26	550,000	529,832
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes MPT Operating Partnership LP/MPT Finance	6.375%	3/1/24	300,000	315,750
Corp., Senior Notes MPT Operating Partnership LP/MPT Finance	5.250%	8/1/26	250,000	254,688
Corp., Senior Notes	5.000%	10/15/27	290,000	288,550

Total Equity Real Estate Investment Trusts (REITs)				5,598,519

Real Estate Management & Development - 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,320,000	1,282,050	(a)
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	610,000	569,343	(a)

Total Real Estate Management & Development				1,851,393

TOTAL REAL ESTATE				7,449,912

UTILITIES - 0.2%
Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	630,000	596,925

Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy Inc., Senior Notes	7.250%	5/15/26	30,000	32,513

TOTAL UTILITIES				629,438

TOTAL CORPORATE BONDS & NOTES (Cost - $214,016,009)				212,396,070

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/UNITS†	VALUE
ASSET-BACKED SECURITIES - 3.6%
Ares XLIV CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	9.337%	10/15/29	700,000	$690,263	(a)(i)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	8.233%	8/5/27	750,000	713,049	(a)(i)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	8.394%	11/20/28	350,000	330,170	(a)(i)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	7.980%	7/18/27	250,000	229,355	(a)(i)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	6.461%	7/20/31	500,000	500,446	(a)(i)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.761%	4/20/29	400,000	385,517	(a)(i)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.937%	10/15/26	360,000	355,529	(a)(i)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	8.411%	7/20/28	500,000	495,692	(a)(i)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	5.411%	1/20/31	600,000	561,980	(a)(i)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	5.587%	4/15/27	600,000	585,796	(a)(i)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	9.537%	1/15/28	500,000	500,252	(a)(i)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	8.261%	10/20/28	350,000	330,305	(a)(i)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.961%	10/20/27	250,000	237,687	(a)(i)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	5.887%	11/22/30	800,000	772,924	(a)(i)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	6.074%	6/22/30	590,000	576,205	(a)(i)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	8.337%	7/15/28	750,000	708,536	(a)(i)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	8.261%	10/20/28	500,000	473,521	(a)(i)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	5.607%	4/15/27	350,000	337,078	(a)(i)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.527%	4/15/27	350,000	330,661	(a)(i)

TOTAL ASSET-BACKED SECURITIES (Cost - $9,325,030)				9,114,966

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 2.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares	6	$134,839	*(d)(e)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares	81,754	24,624	*(d)(e)

ENERGY - 1.9%
Energy Equipment & Services - 0.4%
Hercules Offshore Inc. (Escrow)	54,577	43,107	*(d)(e)
KCAD Holdings I Ltd.	424,046,710	1,106,338	*(d)(e)

Total Energy Equipment & Services		1,149,445

Oil, Gas & Consumable Fuels - 1.5%
Berry Petroleum Corp.	243,795	3,103,510
Blue Ridge Mountain Resources Inc.	130,264	618,754	*
MWO Holdings LLC	621	47,327	*(d)(e)

Total Oil, Gas & Consumable Fuels		3,769,591

TOTAL ENERGY		4,919,036

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC	24,398	524,557	*(e)

TOTAL COMMON STOCKS (Cost - $13,154,770)		5,603,056

	RATE	MATURITY DATE	FACE AMOUNT†
SENIOR LOANS - 2.0%
CONSUMER DISCRETIONARY - 0.4%
Specialty Retail - 0.3%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.520%	3/11/22	1,026,847	878,167	(i)(l)(m)
Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	8.300%	10/30/20	217,834	163,376	(i)(l)(m)

TOTAL CONSUMER DISCRETIONARY				1,041,543

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Permian Production Partners LLC, Initial Advances Term Loan (1 mo. USD LIBOR + 6.000%)	8.490%	5/20/24	507,000	494,325	(e)(i)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.4%
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	7.803%	6/15/21	377,038	$377,745	(i)(l)(m)
Lantheus Medical Imaging Inc., 2017 Term Loan B (1 mo. USD LIBOR + 3.750%)	6.243%	6/30/22	560,025	559,675	(i)(l)(m)

Total Health Care Equipment & Supplies				937,420

Health Care Providers & Services - 0.4%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.981%	11/17/25	290,000	289,547	(i)(l)(m)
Radnet Management Inc., First Lien Term Loan B1	6.523-8.250%	6/30/23	792,987	793,979	(e)(i)(l)(m)

Total Health Care Providers & Services				1,083,526

Health Care Technology - 0.1%
AthenaHealth Inc., Term Loan B (3 mo. USD LIBOR + 4.500%)	7.197%	2/7/26	320,000	317,200	(i)(l)(m)

TOTAL HEALTH CARE				2,338,146

INDUSTRIALS - 0.2%
Building Products - 0.2%
Ply Gem Midco Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.547%	4/12/25	567,150	553,680	(e)(i)(l)(m)

MATERIALS - 0.2%
Metals & Mining - 0.2%
Murray Energy Corp., Superpriority Term Loan B2 (3 mo. USD LIBOR + 7.250%)	9.879%	10/17/22	470,775	390,155	(i)(l)(m)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	10.481%	2/7/23	362,931	362,326	(g)(i)(l)(m)

TOTAL SENIOR LOANS (Cost - $5,360,857)				5,180,175

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 1.7%
SPDR Bloomberg Barclays High Yield Bond ETF (Cost - $4,260,526)			120,866	4,313,708

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 1.3%
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	160,000		$152,361
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	240,000		216,180
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	250,000		218,409
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	330,000		274,931
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	680,000		547,400	(n)

Total Argentina					1,409,281

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	440,000		419,078	(a)

Mexico - 0.5%
Mexican Bonos, Bonds	6.500%	6/9/22	27,277,000	MXN	1,354,188

TOTAL SOVEREIGN BONDS (Cost - $4,353,991)					3,182,547

CONVERTIBLE BONDS & NOTES - 1.2%
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	370,000		344,353
Twitter Inc., Senior Notes	0.250%	6/15/24	190,000		172,767	(a)

Total Interactive Media & Services					517,120

Media - 0.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	410,000		341,309
DISH Network Corp., Senior Notes	3.375%	8/15/26	110,000		94,754
GCI Liberty Inc., Senior Notes	1.750%	9/30/46	240,000		263,393	(a)
Liberty Interactive LLC, Senior Notes	1.750%	9/30/46	60,000		69,150	(a)
Liberty Media Corp., Senior Notes	2.125%	3/31/48	620,000		614,187	(a)
Liberty Media Corp., Senior Notes	2.250%	12/1/48	350,000		371,421	(a)

Total Media					1,754,214

TOTAL COMMUNICATION SERVICES					2,271,334

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	150,000		114,844
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	280,000		257,159

TOTAL ENERGY					372,003

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

	SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
	INDUSTRIALS - 0.1%
	Professional Services - 0.1%
	FTI Consulting Inc., Senior Notes	2.000%	8/15/23	290,000	$291,813	(a)

	INFORMATION TECHNOLOGY - 0.0%
	Technology Hardware, Storage & Peripherals - 0.0%
	Western Digital Corp., Senior Notes	1.500%	2/1/24	120,000	106,067	(a)

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,097,296)				3,041,217

				SHARES
	PREFERRED STOCKS - 0.4%
	FINANCIALS - 0.4%
	Capital Markets - 0.1%
	B. Riley Financial Inc.	6.875%		9,200	233,496

	Diversified Financial Services - 0.3%
	Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	9.121%		26,950	720,104	(i)

	TOTAL PREFERRED STOCKS (Cost - $933,343)				953,600

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
	PURCHASED OPTIONS - 0.0%
	OTC PURCHASED OPTIONS - 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF, Put @ $30.00 (Cost - $39,904)	Barclays Bank PLC	3/15/19	250	744,500	20,750

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $254,541,726)					243,806,089

		RATE		SHARES
	SHORT-TERM INVESTMENTS - 2.6%
	Western Asset Government Cash Management Portfolio LLC (Cost - $6,419,654)	2.430%		6,419,654	6,419,654	(o)

	TOTAL INVESTMENTS - 99.1% (Cost - $260,961,380)				250,225,743
	Other Assets in Excess of Liabilities - 0.9%				2,336,236

	TOTAL NET ASSETS - 100.0%				$252,561,979

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of February 28, 2019.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Value is less than $1.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Restricted security (Note 3).

(k)	The maturity principal is currently in default as of February 28, 2019.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At February 28, 2019, the total market value of investments in Affiliated Companies was

$6,419,654 and the cost was $6,419,654 (Note 2).

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
ETF	— Exchange-Traded Fund
EUR	— Euro
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	205	6/19	$23,494,597	$23,485,313	$(9,284)
Contracts to Sell:
U.S. Treasury 10-Year Notes	2	6/19	244,231	244,000	231
U.S. Treasury Long-Term Bonds	14	6/19	2,037,058	2,022,563	14,495

					14,726

Net unrealized appreciation on open futures contracts					$5,442

At February 28, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	673,250	EUR	580,000	Citibank N.A.	4/17/19	$10,803

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At February 28, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†		MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Ford Motor Co.,4.346% due 12/08/26)	$1,460,000	12/20/23	2.308%	5.000	% quarterly	$168,321	$(151,066)	$(17,255)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Tenet Healthcare Corp., 6.875% due 11/15/31)	$810,000	12/20/23	3.641%	5.000% quarterly	$45,765	$26,925	$18,840

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$35,844,033	$0	*	$35,844,033
Health Care	—	21,163,191	691,790		21,854,981
Other Corporate Bonds & Notes	—	154,697,056	—		154,697,056
Asset-Backed Securities	—	9,114,966	—		9,114,966
Common Stocks:
Communication Services	—	—	134,839		134,839
Consumer Discretionary	—	—	24,624		24,624
Energy	$3,722,264	—	1,196,772		4,919,036
Utilities	—	—	524,557		524,557
Senior Loans:
Energy	—	—	494,325		494,325
Health Care	—	1,544,167	793,979		2,338,146
Industrials	—	—	553,680		553,680
Other Senior Loans	—	1,794,024	—		1,794,024
Investments in Underlying Funds	4,313,708	—	—		4,313,708
Sovereign Bonds	—	3,182,547	—		3,182,547
Convertible Bonds & Notes	—	3,041,217	—		3,041,217
Preferred Stocks	953,600	—	—		953,600
Purchased Options	20,750	—	—		20,750

Total Long-Term Investments	9,010,322	230,381,201	4,414,566		243,806,089

Short-Term Investments†	—	6,419,654	—		6,419,654

Total Investments	$9,010,322	$236,800,855	$4,414,566		$250,225,743

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$14,726	—	—	$14,726
Forward Foreign Currency Contracts	—	$10,803	—	10,803
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	45,765	—	45,765

Total Other Financial Instruments	$14,726	$56,568	—	$71,294

Total	$9,025,048	$236,857,423	$4,414,566	$250,297,037

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$9,284	—	—	$9,284
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	$168,321	—	168,321

Total	$9,284	$168,321	—	$159,037

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At February 28, 2019, securities valued at $3,103,510 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$1,301,157		—	—	—	$144,169
Energy	0	*	—	—	—	—

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities	Balance as of May 31, 2018	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Health Care	$691,790	$891	—	$(891)	—
Common Stocks:
Communication Services	429,087	—	—	(294,248)	—
Consumer Discretionary	1,832,107	—	$865,256	(1,668,599)	$0 *
Energy	3,419,781	—	2	(1,535,998)	—
Industrials	272,779	—	(476,903)	204,708	—
Utilities	542,855	—	—	(18,298)	—
Senior Loans:
Consumer Discretionary	610,050	285	(163,929)	217,219	—
Energy	584,814	1,097	1,429	(704)	—
Health Care	1,403,757	415	78	(12,815)	—
Industrials	—	—	—	—	—
Preferred Stocks:
Industrials	280,357	—	(2,133,770)	1,862,182	—
Other Financial Instruments:
OTC Total Return Swaps	22,102	—	81,859	(22,102)	—

Total	$11,390,636	$2,688	$(1,825,978)	$(1,269,546)	$144,169

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of February 28, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2019[1]
Corporate Bonds & Notes:
Consumer Discretionary	$(1,445,326)	—	—	—	—
Energy	—	—	—	$0 *	—
Health Care	—	—	—	691,790	$(891)
Common Stocks:
Communication Services	—	—	—	134,839	(294,248)

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of February 28, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2019[1]
Consumer Discretionary	$(1,028,764)	$24,624	—	$24,624	—
Energy	(68,259)	—	$(618,754)	1,196,772	$(1,535,998)
Industrials	(584)	—	—	—	—
Utilities	—	—	—	524,557	(18,298)
Senior Loans:
Consumer Discretionary	(663,625)	—	—	—	—
Energy	(92,311)	—	—	494,325	(11,388)
Health Care	(37,781)	—	(559,675)	793,979	(12,815)
Industrials	—	553,680	—	553,680	—
Preferred Stocks:
Industrials	(8,769)	—	—	—	—
Other Financial
Instruments:
OTC Total Return Swaps	(81,859)	—	—	—	—

Total	$(3,427,278)	$578,304	$(1,178,429)	$4,414,566	$(1,873,638)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered

Notes to Schedule of Investments (unaudited) (continued)

money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 28, 2019. The following transactions were effected in shares of such companies for the period ended February 28, 2019.

	Affiliate Value at May 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$48,429,521	48,429,521	$42,009,867	42,009,867	—	$28,851	—	$6,419,654

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 2/28/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$662,000	6/17	$657,283	$691,790	$104.50	0.27%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019